Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
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Derivative Financial Instruments
39	DERIVATIVE FINANCIAL INSTRUMENTS

	Assets		Liabilities
	2017	2016	2017	2016
	RMB million	RMB million	RMB million	RMB million
At 31 December
Interest rate swaps (note (a))	151	137	14	47
Forward foreign exchange contracts (note (b))	—	11	311	11
Total	151	148	325	58

Less: current portion
– Forward foreign exchange contracts	—	(11)	(324)	(11)

Non-current portion	151	137	1	47

Notes:

(a)	Interest rate swaps

The Group uses interest rate swaps to reduce the risk of changes in market interest rates (note 40). The interest rate swaps entered into by the Group for swapping floating interest rates, usually referenced to LIBOR, into fixed rates are accounted for as cash flow hedges. As at 31 December 2017, the notional amount of the outstanding interest rate swap agreements was approximately USD1,420 million (2016: USD1,636 million). These agreements will expire between 2018 and 2025.

Realized and unrealized gains and losses arising from the valuation of these interest rate swaps have been dealt with in the consolidated statement of profit or loss and other comprehensive income as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Realized losses (recorded in finance costs)	(63)	(122)	(134)
Unrealized mark to market gains
– cash flow hedges (recognized in other comprehensive income)	47	166	2
– fair value hedges (recognized in (loss)/gain on fair value changes of derivative financial instruments)	—	2	6

	(16)	46	(126)

(b)	Forward foreign exchange contracts

The Group uses foreign exchange forward contracts to reduce the risk of changes in currency exchange rates in respect of ticket sales and expenses denominated in foreign currencies (note 3). The Group’s foreign exchange forward contracts for selling RMB and purchasing USD at fixed exchange rates are accounted for as fair value hedges. As at 31 December 2017, the notional amount of the outstanding currency forward contracts was approximately USD829 million (2016: USD440 million), which will expire in 2018.

Realized and unrealized gains and losses arising from the valuation of these contracts have been dealt with in the consolidated statement of profit or loss and other comprehensive income as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Realized (losses)/gains (recorded in finance costs)	(177)	5	15
Unrealized mark to market losses
– cash flow hedges (recognized in other comprehensive income)	—	(16)	(11)
– fair value hedges (recognized in (loss)/gain on fair value changes of derivative financial instruments)	(311)	—	—

	(488)	(11)	4

(c)	Cross currency swap

The Group uses cross currency swap to reduce the risk of changes in currency exchange rates and market interest rates. The cross currency swap entered into by the Group for swapping US dollars floating interest rates (LIBOR) into Euro floating interest rates (EURIBOR), is accounted for as a cash flow hedge. As at 31 December 2017, there were no outstanding cross currency swap (2016:nil).

Realized and unrealized gain and loss arising from the valuation of the contract has been dealt with in the consolidated statement of profit or loss and other comprehensive income as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Realized gains (recorded in finance costs)	—	5	—
Unrealized mark to market (losses)/gains
– cash flow hedge (recognized in other comprehensive income)	—	(7)	7

	—	(2)	7